                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3327
-------------------------------------------------------------------------------

                             MFS SERIES TRUST XIII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: February 28
-------------------------------------------------------------------------------

                   Date of reporting period: August 31, 2007
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               SEMIANNUAL REPORT

                                                 MFS(R) DIVERSIFIED INCOME FUND

LETTER FROM THE CEO                                        1
------------------------------------------------------------
PORTFOLIO COMPOSITION                                      2
------------------------------------------------------------
EXPENSE TABLE                                              3
------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                   5
------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                       21
------------------------------------------------------------
STATEMENT OF OPERATIONS                                   23
------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       24
------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      25
------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             28
------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT             38
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PROXY VOTING POLICIES AND INFORMATION                     42
------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                            42
------------------------------------------------------------
CONTACT INFORMATION                               BACK COVER
------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                        8/31/07
                                                                        DIF-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. But the Dow's upward rise has not been without hiccups. After hitting new records in July 2007, the Dow lost 8% in the following weeks as a crisis swept global credit markets. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short- term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      54.7%
              Common Stocks                              40.1%
              Floating Rate Loans                         2.0%
              Cash & Other Net Assets                     3.2%

              TOP TEN HOLDINGS (i)

              Fannie Mae 5.5% 30 Years                    3.2%
              ------------------------------------------------
              U.S. Treasury Notes, 5.125%, 2016           2.4%
              ------------------------------------------------
              Exxon Mobil Corp.                           1.5%
              ------------------------------------------------
              U.S. Treasury Notes, 5.125%, 2011           1.5%
              ------------------------------------------------
              Bank of America Corp.                       1.3%
              ------------------------------------------------
              Chevron Corp.                               1.1%
              ------------------------------------------------
              Simon Property Group, Inc.                  1.1%
              ------------------------------------------------
              Citigroup Inc.                              1.0%
              ------------------------------------------------
              Freddie Mac, 4.625%, 2008                   1.0%
              ------------------------------------------------
              JPMorgan Chase & Co.                        1.0%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        36.1%
              ------------------------------------------------
              A                                           2.8%
              ------------------------------------------------
              BBB                                         8.6%
              ------------------------------------------------
              BB                                         21.9%
              ------------------------------------------------
              B                                          20.7%
              ------------------------------------------------
              CCC                                         9.6%
              ------------------------------------------------
              Not Rated                                   0.3%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      5.3
              ------------------------------------------------
              Average Life (i)(m)                     9.1 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                11.8 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   BBB
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 08/31/07.

Percentages are based on net assets as of 08/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
March 1, 2007 through August 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2007 through August 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     3/01/07-
Class                       Ratio      3/01/07          8/31/07        8/31/07
--------------------------------------------------------------------------------
        Actual              0.95%     $1,000.00         $986.90         $4.74
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.95%     $1,000.00       $1,020.36         $4.82
--------------------------------------------------------------------------------
        Actual              1.65%     $1,000.00         $984.30         $8.23
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.65%     $1,000.00       $1,016.84         $8.36
--------------------------------------------------------------------------------
        Actual              0.65%     $1,000.00         $989.30         $3.25
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.65%     $1,000.00       $1,021.87         $3.30
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
8/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 54.7%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                        SHARES/PAR               VALUE ($)
----------------------------------------------------------------------------------------------------------------
Aerospace - 0.4%
----------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                             $     226,000            $    233,345
Hawker Beechcraft Acquisition Co. LLC, 9.75%, 2017 (l)(n)                        880,000                 871,200
Vought Aircraft Industries, Inc., 8%, 2011 (l)                                   235,000                 227,950
                                                                                                    ------------
                                                                                                    $  1,332,495
----------------------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.2%
----------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                            $     500,000            $    517,488
----------------------------------------------------------------------------------------------------------------
Automotive - 1.3%
----------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8%, 2016                                            $     545,000            $    502,940
Ford Motor Credit Co., FRN, 8.11%, 2012                                          120,000                 109,897
Ford Motor Credit Co. LLC, 9.75%, 2010                                           960,000                 950,724
General Motors Corp., 8.375%, 2033 (l)                                           771,000                 618,728
Goodyear Tire & Rubber Co., 9%, 2015 (l)                                         890,000                 921,150
TRW Automotive, Inc., 7%, 2014 (n)                                               750,000                 697,500
TRW Automotive, Inc., 7.25%, 2017 (n)                                             35,000                  31,850
                                                                                                    ------------
                                                                                                    $  3,832,789
----------------------------------------------------------------------------------------------------------------
Broadcasting - 1.7%
----------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                 $     380,000            $    371,450
Bonten Media Acquisition Co., 9%, 2015 (n)(p)                                    285,000                 247,950
CanWest MediaWorks LP, 9.25%, 2015 (n)                                           195,000                 193,050
Clear Channel Communications, Inc., 5.5%, 2014                                   515,000                 401,700
Grupo Televisa S.A., 8.5%, 2032                                                  422,000                 504,770
Intelsat Bermuda Ltd., 11.25%, 2016                                            1,870,000               1,956,488
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                                  455,000                 455,000
LBI Media, Inc., 8.5%, 2017 (n)                                                  185,000                 181,531
Univision Communications, Inc., 9.75%, 2015 (l)(n)(p)                            795,000                 757,238
                                                                                                    ------------
                                                                                                    $  5,069,177
----------------------------------------------------------------------------------------------------------------
Building - 0.2%
----------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.808%, 2012                              $     100,000            $     96,000
Nortek Holdings, Inc., 8.5%, 2014                                                 95,000                  82,175
Ply Gem Industries, Inc., 9%, 2012                                               485,000                 407,400
                                                                                                    ------------
                                                                                                    $    585,575
----------------------------------------------------------------------------------------------------------------
Business Services - 0.4%
----------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015 (l)                               $   1,145,000            $  1,179,350
----------------------------------------------------------------------------------------------------------------
Cable TV - 0.6%
----------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010                                          $     250,000            $    252,500
CCO Holdings LLC, 8.75%, 2013                                                    965,000                 945,700
CSC Holdings, Inc., 6.75%, 2012                                                  400,000                 378,000
NTL Cable PLC, 9.125%, 2016                                                      200,000                 202,250
                                                                                                    ------------
                                                                                                    $  1,778,450
----------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%
----------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875%, 2014                                               $     615,000            $    605,775
Koppers, Inc., 9.875%, 2013                                                      190,000                 197,600
Momentive Performance Materials, Inc., 11.5%, 2016 (l)(n)                      1,020,000                 974,100
Mosaic Co., 7.625%, 2016 (n)                                                     550,000                 563,750
Nalco Co., 8.875%, 2013 (l)                                                      610,000                 623,725
                                                                                                    ------------
                                                                                                    $  2,964,950
----------------------------------------------------------------------------------------------------------------
Construction - 0.1%
----------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016                          $     200,000            $    199,000
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.9%
----------------------------------------------------------------------------------------------------------------
ACCO Brands Corp., 7.625%, 2015                                            $     365,000            $    341,275
Corrections Corp. of America, 6.25%, 2013                                        180,000                 174,600
Jarden Corp., 7.5%, 2017                                                         335,000                 313,225
Kar Holdings, Inc., 10%, 2015 (n)                                                575,000                 514,625
Service Corp. International, 7.375%, 2014                                        125,000                 125,625
Service Corp. International, 6.75%, 2015                                          80,000                  77,600
Service Corp. International, 7%, 2017                                            540,000                 510,300
Visant Holding Corp., 8.75%, 2013                                                647,000                 647,000
                                                                                                    ------------
                                                                                                    $  2,704,250
----------------------------------------------------------------------------------------------------------------
Containers - 0.4%
----------------------------------------------------------------------------------------------------------------
Greif, Inc., 6.75%, 2017                                                   $     570,000            $    555,750
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                595,000                 609,875
                                                                                                    ------------
                                                                                                    $  1,165,625
----------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.3%
----------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.125%, 2014                                     $     100,000            $     96,500
L-3 Communications Corp., 5.875%, 2015                                           810,000                 767,475
                                                                                                    ------------
                                                                                                    $    863,975
----------------------------------------------------------------------------------------------------------------
Electronics - 0.7%
----------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 6.25%, 2014                                $     480,000            $    441,600
Freescale Semiconductor, Inc., 10.125%, 2016 (l)                                 765,000                 665,550
NXP B.V./NXP Funding LLC, 7.875%, 2014                                            40,000                  36,100
Spansion LLC, 11.25%, 2016 (n)                                                   930,000                 881,175
                                                                                                    ------------
                                                                                                    $  2,024,425
----------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 3.0%
----------------------------------------------------------------------------------------------------------------
Codelco, Inc., 5.625%, 2035                                                $   1,145,000            $  1,043,969
Gazprom International S.A., 6.212%, 2016 (l)                                   1,548,000               1,497,535
Gazprom International S.A., 7.201%, 2020                                       1,404,926               1,427,827
Gazprom International S.A., 6.51%, 2022 (n)                                      620,000                 599,230
Majapahit Holding B.V., 7.75%, 2016                                              600,000                 589,500
National Power Corp., 6.875%, 2016 (n)                                           100,000                  95,375
National Power Corp., 6.875%, 2016                                               300,000                 288,204
OAO Gazprom, 9.625%, 2013                                                        300,000                 342,000
Pemex Project Funding Master Trust, 8.625%, 2022                                 950,000               1,173,163
Pemex Project Funding Master Trust, 6.625%, 2035                               1,887,000               1,929,420
                                                                                                    ------------
                                                                                                    $  8,986,223
----------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 8.7%
----------------------------------------------------------------------------------------------------------------
Banque Centrale de Tunisie, 7.375%, 2012                                   $     200,000            $    214,000
Federative Republic of Brazil, 6%, 2017                                        1,371,000               1,362,774
Federative Republic of Brazil, 8%, 2018                                        1,033,000               1,136,300
Federative Republic of Brazil, 7.125%, 2037 (l)                                  800,000                 871,200
Federative Republic of Brazil, 11%, 2040 (l)                                     332,000                 439,402
Republic of Argentina, 7%, 2013                                                2,158,000               1,774,056
Republic of Argentina, 8.28%, 2033 (l)                                           774,359                 662,077
Republic of Argentina, FRN, 5.389%, 2012                                       2,059,375               1,812,621
Republic of Colombia, 10.375%, 2033                                               20,000                  28,460
Republic of Colombia, 7.375%, 2037                                               300,000                 318,150
Republic of Colombia, FRN, 7.33%, 2015                                           796,000                 824,258
Republic of Croatia, FRN, 6.188%, 2010 (l)                                       681,818                 685,411
Republic of El Salvador, 7.65%, 2035                                             900,000                 976,500
Republic of El Salvador, 7.65%, 2035 (n)                                         225,000                 244,125
Republic of Indonesia, 8.5%, 2035 (l)                                          1,637,000               1,827,290
Republic of Panama, 9.375%, 2029                                               1,240,000               1,618,200
Republic of Panama, 6.7%, 2036                                                   816,000                 807,840
Republic of Peru, 6.55%, 2037                                                  1,233,000               1,232,384
Republic of Philippines, 9.375%, 2017                                            460,000                 538,200
Republic of Philippines, 9.5%, 2030                                               20,000                  25,250
Republic of Philippines, 7.75%, 2031 (l)                                         900,000                 956,250
Republic of South Africa, 5.875%, 2022                                           700,000                 674,625
Republic of Turkey, 11.5%, 2012                                                   16,000                  19,070
Republic of Turkey, 9.5%, 2014                                                   300,000                 344,250
Republic of Turkey, 7.25%, 2015                                                   20,000                  20,600
Republic of Turkey, 7%, 2016 (l)                                                 150,000                 151,875
Republic of Turkey, 7.375%, 2025                                                 297,000                 303,683
Republic of Turkey, 8%, 2034                                                      85,000                  91,163
Republic of Turkey, 6.875%, 2036                                                 800,000                 751,000
Republic of Uruguay, 9.25%, 2017                                                 630,000                 733,950
Republic of Venezuela, 8.5%, 2014                                              1,307,000               1,257,988
Republic of Venezuela, 7%, 2018 (l)                                              206,000                 173,555
Republic of Venezuela, 7.65%, 2025                                               727,000                 623,403
Republica Orient Uruguay, 7.625%, 2036                                           700,000                 728,000
United Mexican States, 8.3%, 2031                                                470,000                 602,775
United Mexican States, 6.75%, 2034                                             1,113,000               1,208,718
                                                                                                    ------------
                                                                                                    $ 26,039,403
----------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
----------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                   $     650,000            $    585,000
Chesapeake Energy Corp., 6.875%, 2016                                            515,000                 503,413
Forest Oil Corp., 7.25%, 2019 (n)                                                210,000                 202,125
Hilcorp Energy I LP, 7.75%, 2015 (n)                                              95,000                  90,963
Hilcorp Energy I LP, 9%, 2016 (n)                                                455,000                 460,688
Mariner Energy, Inc., 8%, 2017                                                   340,000                 322,150
Plains Exploration & Production Co., 7%, 2017                                    500,000                 455,000
Quicksilver Resources, Inc., 7.125%, 2016                                      1,045,000                 997,975
                                                                                                    ------------
                                                                                                    $  3,617,314
----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.5%
----------------------------------------------------------------------------------------------------------------
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)                      $     746,000            $    751,088
TNK-BP Finance S.A., 7.5%, 2016 (n)                                               14,000                  13,825
TNK-BP Finance S.A., 7.5%, 2016                                                  700,000                 691,250
                                                                                                    ------------
                                                                                                    $  1,456,163
----------------------------------------------------------------------------------------------------------------
Financial Institutions - 0.4%
----------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                              $     535,000            $    477,145
General Motors Acceptance Corp., 6.75%, 2014                                     635,000                 538,904
General Motors Acceptance Corp., 8%, 2031                                        185,000                 166,197
Residential Capital LLC, 7.125%, 2008                                             70,000                  58,450
Residential Capital LLC, 7.5%, 2012                                               36,000                  27,360
                                                                                                    ------------
                                                                                                    $  1,268,056
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.3%
----------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (l)                                              $     500,000            $    498,125
Del Monte Corp., 6.75%, 2015                                                     300,000                 285,000
                                                                                                    ------------
                                                                                                    $    783,125
----------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
----------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                       $     434,000            $    434,000
Millar Western Forest Products, 7.75%, 2013                                      585,000                 457,763
                                                                                                    ------------
                                                                                                    $    891,763
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 1.3%
----------------------------------------------------------------------------------------------------------------
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (l)(n)                  $     630,000            $    540,225
Harrah's Entertainment, Inc., 5.75%, 2017                                        750,000                 562,500
Isle of Capri Casinos, Inc., 7%, 2014                                            500,000                 433,750
Majestic Star Casino LLC, 9.75%, 2011                                            830,000                 705,500
MGM Mirage, Inc., 6.75%, 2013                                                    750,000                 727,500
Station Casinos, Inc., 6.5%, 2014                                                520,000                 440,700
Wimar Opco LLC, 9.625%, 2014 (n)                                                 600,000                 444,000
                                                                                                    ------------
                                                                                                    $  3,854,175
----------------------------------------------------------------------------------------------------------------
Industrial - 0.1%
----------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012 (l)                                             $     325,000            $    325,000
----------------------------------------------------------------------------------------------------------------
Insurance - Health - 0.0%
----------------------------------------------------------------------------------------------------------------
Centene Corp., 7.25%, 2014                                                 $     145,000            $    141,375
----------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.1%
----------------------------------------------------------------------------------------------------------------
USI Holdings Corp., 9.75%, 2015 (n)                                        $     215,000            $    196,725
----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.2%
----------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017                                  $     295,000            $    269,188
Community Health Systems, Inc., 8.875%, 2015 (n)                                 460,000                 459,425
Cooper Cos., Inc., 7.125%, 2015                                                  310,000                 296,050
DaVita, Inc., 7.25%, 2015 (l)                                                    720,000                 705,600
HCA, Inc., 6.375%, 2015                                                          395,000                 321,925
HealthSouth Corp., 10.75%, 2016                                                  150,000                 154,500
Omnicare, Inc., 6.875%, 2015                                                     500,000                 466,250
Psychiatric Solutions, Inc., 7.75%, 2015                                         190,000                 186,200
U.S. Oncology, Inc., 10.75%, 2014                                                450,000                 452,250
Universal Hospital Services, Inc., 8.5%, 2015 (n)(p)                             205,000                 194,750
Universal Hospital Services, Inc., FRN, 8.759%, 2015 (n)                          65,000                  62,725
VWR Funding, Inc., 10.25%, 2015 (n)                                              155,000                 144,150
                                                                                                    ------------
                                                                                                    $  3,713,013
----------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%
----------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                        $     790,000            $    904,550
Foundation PA Coal Co., 7.25%, 2014                                               35,000                  33,513
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 2015                                250,000                 265,000
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017                               580,000                 617,700
Peabody Energy Corp., 7.375%, 2016                                               105,000                 105,788
Peabody Energy Corp., "B", 6.875%, 2013                                        1,040,000               1,037,400
PNA Group, Inc., 10.75%, 2016 (n)                                                500,000                 515,625
                                                                                                    ------------
                                                                                                    $  3,479,576
----------------------------------------------------------------------------------------------------------------
Mortgage Backed - 10.0%
----------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.972%, 2008                                                   $     100,524            $    100,453
Fannie Mae, 4.374%, 2013                                                         134,507                 128,643
Fannie Mae, 4.495%, 2013                                                         188,002                 180,426
Fannie Mae, 4.51%, 2013                                                          125,030                 120,485
Fannie Mae, 5.369%, 2013                                                          98,319                  99,988
Fannie Mae, 4.56%, 2014 - 2015                                                   216,927                 207,895
Fannie Mae, 4.76%, 2014                                                           97,598                  94,623
Fannie Mae, 4.88%, 2014                                                          105,449                 102,404
Fannie Mae, 4.935%, 2014                                                         170,903                 167,109
Fannie Mae, 4.991%, 2014                                                         176,787                 172,552
Fannie Mae, 5.033%, 2014                                                         321,449                 313,379
Fannie Mae, 4.6%, 2015                                                            29,144                  27,948
Fannie Mae, 4.69%, 2015                                                          203,596                 196,959
Fannie Mae, 4.7%, 2015                                                            62,830                  60,784
Fannie Mae, 4.78%, 2015                                                           86,460                  83,844
Fannie Mae, 4.79%, 2015                                                          129,853                 124,826
Fannie Mae, 4.85%, 2015                                                          187,278                 182,855
Fannie Mae, 4.856%, 2015                                                         157,466                 151,935
Fannie Mae, 4.925%, 2015                                                         154,767                 150,470
Fannie Mae, 4.97%, 2015                                                          194,457                 188,896
Fannie Mae, 5.022%, 2015                                                         171,561                 167,876
Fannie Mae, 5.034%, 2015                                                         113,929                 111,288
Fannie Mae, 5.09%, 2016                                                           68,669                  67,722
Fannie Mae, 5.259%, 2016                                                          75,000                  73,684
Fannie Mae, 5.423%, 2016                                                          34,409                  34,344
Fannie Mae, 5.574%, 2016                                                         113,051                 112,080
Fannie Mae, 5.93%, 2016                                                          123,156                 126,414
Fannie Mae, 6.039%, 2016                                                          74,400                  76,639
Fannie Mae, 4.996%, 2017                                                         284,562                 277,332
Fannie Mae, 5.218%, 2017                                                          70,000                  68,550
Fannie Mae, 5.32%, 2017                                                          116,671                 114,746
Fannie Mae, 5.456%, 2017                                                         115,000                 114,369
Fannie Mae, 5.476%, 2017                                                         169,500                 168,757
Fannie Mae, 5.5%, 2017 - 2037                                                 11,232,408              11,002,166
Fannie Mae, 5.631%, 2017                                                         113,562                 114,231
Fannie Mae, 5.724%, 2017                                                         190,000                 192,290
Fannie Mae, 6%, 2017 - 2037                                                    3,339,529               3,348,527
Fannie Mae, 6.5%, 2017 - 2037                                                    370,564                 376,530
Fannie Mae, 4.5%, 2018 - 2020                                                  2,140,263               2,057,684
Fannie Mae, 5%, 2025                                                           1,486,020               1,481,582
Freddie Mac, 4.5%, 2015 - 2021                                                   164,066                 162,774
Freddie Mac, 6%, 2017 - 2036                                                     382,921                 383,785
Freddie Mac, 5%, 2018 - 2027                                                   2,379,009               2,359,590
Freddie Mac, 4%, 2024                                                            282,728                 279,211
Freddie Mac, 5.5%, 2024 - 2035                                                 1,243,026               1,234,556
Freddie Mac, 6.5%, 2037                                                        1,550,605               1,574,026
Ginnie Mae, 5.5%, 2033                                                           977,789                 962,502
                                                                                                    ------------
                                                                                                    $ 29,899,729
----------------------------------------------------------------------------------------------------------------
Municipals - 0.4%
----------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Stanford
University), "T-1", 5%, 2039                                               $     585,000            $    624,751
Puerto Rico Highway and Transportation Authority Rev., "N",
FGIC, 5.25%, 2039                                                                540,000                 588,746
                                                                                                    ------------
                                                                                                    $  1,213,497
----------------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.3%
----------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                         $     300,000            $    288,000
Inergy LP, 6.875%, 2014                                                          820,000                 783,100
                                                                                                    ------------
                                                                                                    $  1,071,100
----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.2%
----------------------------------------------------------------------------------------------------------------
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)     $     450,000            $    461,043
Intergas Finance B.V., 6.375%, 2017 (n)                                        2,140,000               1,995,550
Williams Cos., Inc., 8.75%, 2032                                               1,000,000               1,137,500
Williams Partners LP, 7.25%, 2017                                                175,000                 173,250
                                                                                                    ------------
                                                                                                    $  3,767,343
----------------------------------------------------------------------------------------------------------------
Network & Telecom - 0.3%
----------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                        $      55,000            $     54,450
Citizens Communications Co., 9.25%, 2011                                         250,000                 268,125
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                  195,000                 201,825
Qwest Capital Funding, Inc., 7.25%, 2011                                         235,000                 231,475
Windstream Corp., 7%, 2019                                                        65,000                  61,263
                                                                                                    ------------
                                                                                                    $    817,138
----------------------------------------------------------------------------------------------------------------
Oil Services - 0.5%
----------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                  $     220,000            $    201,300
Compagnie Generale de Geophysique - Veritas, 7.75%, 2017                       1,170,000               1,181,700
                                                                                                    ------------
                                                                                                    $  1,383,000
----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.3%
----------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016                                                $     300,000            $    309,390
Banco do Estado de Sao Paulo S.A., 8.7%, 2049                                    300,000                 299,250
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                 80,000                  83,500
HSBK Europe B.V., 7.25%, 2017 (n)                                              1,496,000               1,406,240
ICICI Bank Ltd., FRN, 6.375%, 2022 (n)                                           101,000                  94,643
RSHB Capital S.A., 7.175%, 2013 (l)                                            1,150,000               1,175,875
RSHB Capital S.A., 6.299%, 2017 (n)                                              141,000                 133,245
Russian Standard Finance S.A., 8.625%, 2011                                      500,000                 465,000
VTB Capital S.A., 7.5%, 2011                                                      54,000                  56,015
                                                                                                    ------------
                                                                                                    $  4,023,158
----------------------------------------------------------------------------------------------------------------
Precious Metals & Minerals - 0.6%
----------------------------------------------------------------------------------------------------------------
Alrosa Finance S.A., 8.875%, 2014                                          $   1,700,000            $  1,852,320
----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.0%
----------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009 (l)                          $     500,000            $    440,000
Dex Media, Inc., 0% to 2008, 9% to 2013                                          250,000                 230,625
Idearc, Inc., 8%, 2016                                                           685,000                 676,438
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016                                 1,765,000               1,186,963
R.H. Donnelley Corp., 8.875%, 2016                                               530,000                 543,250
                                                                                                    ------------
                                                                                                    $  3,077,276
----------------------------------------------------------------------------------------------------------------
Retailers - 0.3%
----------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                              $     220,000            $    215,600
Rite Aid Corp., 9.5%, 2017 (n)                                                   225,000                 204,188
Sally Beauty Holdings. Inc., 9.25%, 2014                                         410,000                 403,850
                                                                                                    ------------
                                                                                                    $    823,638
----------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.2%
----------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc., 9.25%, 2015 (l)(n)                                  $     275,000            $    238,563
Claire's Stores, Inc., 10.5%, 2017 (l)(n)                                        140,000                 103,600
Michaels Stores, Inc., 11.375%, 2016 (l)(n)                                      185,000                 179,913
Payless ShoeSource, Inc., 8.25%, 2013                                             80,000                  74,000
                                                                                                    ------------
                                                                                                    $    596,076
----------------------------------------------------------------------------------------------------------------
Supermarkets - 0.1%
----------------------------------------------------------------------------------------------------------------
Stater Brothers Holdings, Inc., 7.75%, 2015 (n)                            $     230,000            $    223,100
SUPERVALU, Inc., 7.5%, 2014                                                      185,000                 186,850
                                                                                                    ------------
                                                                                                    $    409,950
----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.3%
----------------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 9.25%, 2014 (n)                                   $     200,000            $    197,000
UBS Luxembourg S.A., 8.25%, 2016                                                 300,000                 301,500
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                  375,000                 386,250
                                                                                                    ------------
                                                                                                    $    884,750
----------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.2%
----------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                  $     595,000            $    615,825
----------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 5.3%
----------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2009 (l)                                               $   1,932,000            $  2,003,094
Fannie Mae, 6%, 2011 (l)                                                       1,340,000               1,396,244
Fannie Mae, 4.625%, 2013 (l)                                                   2,581,000               2,544,267
Fannie Mae, 5.25%, 2016 (l)                                                    1,916,000               1,937,699
Fannie Mae, 7.125%, 2030 (l)                                                   1,234,000               1,512,036
Freddie Mac, 4.625%, 2008 (l)                                                  2,986,000               2,975,651
Freddie Mac, 5.125%, 2008                                                        200,000                 199,879
Freddie Mac, 5.4%, 2009                                                        2,522,000               2,533,596
Small Business Administration, 6.34%, 2021                                       485,123                 499,402
Small Business Administration, 6.07%, 2022                                       416,536                 426,805
                                                                                                    ------------
                                                                                                    $ 16,028,673
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 4.9%
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 9.25%, 2016 (l)                                       $     576,000            $    765,225
U.S. Treasury Bonds, 6.75%, 2026 (l)                                           1,372,000               1,687,024
U.S. Treasury Notes, 5.5%, 2008 (l)                                              173,000                 173,973
U.S. Treasury Notes, 6.5%, 2010 (l)                                               53,000                  55,795
U.S. Treasury Notes, 5.125%, 2011 (f)(l)                                       4,199,000               4,333,171
U.S. Treasury Notes, 4%, 2014 (l)                                                304,000                 298,205
U.S. Treasury Notes, 5.125%, 2016 (l)                                          6,789,000               7,079,651
U.S. Treasury Notes, TIPS, 2.375%, 2017 (l)                                      288,235                 287,875
                                                                                                    ------------
                                                                                                    $ 14,680,919
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.3%
----------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                    $      30,000            $     31,350
Edison Mission Energy, 7%, 2017 (n)                                              980,000                 926,100
Intergen N.V., 9%, 2017 (n)                                                      155,000                 157,325
ISA Capital do Brasil S.A., 8.8%, 2017                                           600,000                 616,500
Mirant Americas Generation LLC, 8.3%, 2011                                       600,000                 592,500
Mirant North American LLC, 7.375%, 2013                                          135,000                 134,325
NRG Energy, Inc., 7.375%, 2016                                                   840,000                 829,500
Reliant Energy, Inc., 7.875%, 2017                                               585,000                 571,838
                                                                                                    ------------
                                                                                                    $  3,859,438
----------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $167,993,793)                                                         $163,973,290
----------------------------------------------------------------------------------------------------------------
Common Stocks - 40.1%
----------------------------------------------------------------------------------------------------------------
Aerospace - 1.1%
----------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                             16,580            $  1,643,741
Northrop Grumman Corp.                                                            22,166               1,747,567
                                                                                                    ------------
                                                                                                    $  3,391,308
----------------------------------------------------------------------------------------------------------------
Automotive - 0.6%
----------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                     17,090            $    980,453
General Motors Corp.                                                              21,100                 648,614
                                                                                                    ------------
                                                                                                    $  1,629,067
----------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%
----------------------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                                    5,850            $    293,144
----------------------------------------------------------------------------------------------------------------
Broadcasting - 0.4%
----------------------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                                    16,030            $    505,105
News Corp., "A"                                                                    9,380                 189,757
Walt Disney Co.                                                                   18,329                 615,854
                                                                                                    ------------
                                                                                                    $  1,310,716
----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.3%
----------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                          5,350            $    941,654
Lehman Brothers Holdings, Inc.                                                    16,492                 904,256
Merrill Lynch & Co., Inc.                                                          5,860                 431,882
Morgan Stanley                                                                    24,720               1,541,786
                                                                                                    ------------
                                                                                                    $  3,819,578
----------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%
----------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                  20,764            $    885,169
PPG Industries, Inc.                                                               6,800                 498,780
                                                                                                    ------------
                                                                                                    $  1,383,949
----------------------------------------------------------------------------------------------------------------
Computer Software - 0.1%
----------------------------------------------------------------------------------------------------------------
McAfee, Inc. (a)                                                                   5,073            $    181,360
----------------------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.6%
----------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                               18,210            $    898,664
International Business Machines Corp.                                              6,780                 791,158
                                                                                                    ------------
                                                                                                    $  1,689,822
----------------------------------------------------------------------------------------------------------------
Construction - 0.1%
----------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                                 24,800            $    374,728
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.1%
----------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                               2,583            $    177,426
----------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%
----------------------------------------------------------------------------------------------------------------
General Electric Co.                                                              18,390            $    714,819
Rockwell Automation, Inc.                                                          2,667                 187,917
                                                                                                    ------------
                                                                                                    $    902,736
----------------------------------------------------------------------------------------------------------------
Electronics - 0.3%
----------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. (a)                                                        42,390            $    488,333
Intel Corp.                                                                       18,350                 472,513
                                                                                                    ------------
                                                                                                    $    960,846
----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 3.1%
----------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                     39,010            $  3,423,518
ConocoPhillips                                                                     2,650                 217,009
Exxon Mobil Corp.                                                                 52,520               4,502,540
Hess Corp.                                                                        19,900               1,221,263
                                                                                                    ------------
                                                                                                    $  9,364,330
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.2%
----------------------------------------------------------------------------------------------------------------
General Mills, Inc.                                                               12,467            $    696,656
----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
----------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                        21,750            $    578,115
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
----------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                8,602            $    395,262
Penn National Gaming, Inc. (a)                                                     3,930                 231,084
Royal Caribbean Cruises Ltd.                                                       8,390                 319,072
                                                                                                    ------------
                                                                                                    $    945,418
----------------------------------------------------------------------------------------------------------------
General Merchandise - 0.7%
----------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                        14,730            $    431,294
Macy's, Inc.                                                                      29,205                 926,383
Wal-Mart Stores, Inc.                                                             15,200                 663,176
                                                                                                    ------------
                                                                                                    $  2,020,853
----------------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.4%
----------------------------------------------------------------------------------------------------------------
Humana, Inc. (a)                                                                  15,980            $  1,024,158
----------------------------------------------------------------------------------------------------------------
Insurance - 2.1%
----------------------------------------------------------------------------------------------------------------
Ace Ltd.                                                                          21,867            $  1,263,038
Allstate Corp.                                                                     9,920                 543,120
Endurance Specialty Holdings Ltd.                                                  5,820                 232,043
Hartford Financial Services Group, Inc.                                            7,140                 634,817
IPC Holdings Ltd.                                                                 18,330                 465,949
MetLife, Inc.                                                                     22,540               1,443,687
Travelers Cos., Inc.                                                              35,870               1,812,870
                                                                                                    ------------
                                                                                                    $  6,395,524
----------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.9%
----------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                             15,030            $    434,217
Eaton Corp.                                                                        6,420                 604,892
Timken Co.                                                                        47,509               1,689,420
                                                                                                    ------------
                                                                                                    $  2,728,529
----------------------------------------------------------------------------------------------------------------
Major Banks - 2.7%
----------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                             76,321            $  3,867,948
JPMorgan Chase & Co.                                                              64,730               2,881,780
PNC Financial Services Group, Inc.                                                 9,990                 702,996
Regions Financial Corp.                                                           21,759                 681,057
                                                                                                    ------------
                                                                                                    $  8,133,781
----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.3%
----------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.                                                           243,909            $    826,852
----------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.4%
----------------------------------------------------------------------------------------------------------------
Nucor Corp.                                                                        8,310            $    439,599
Southern Copper Corp. (l)                                                          6,970                 733,593
                                                                                                    ------------
                                                                                                    $  1,173,192
----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
----------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                6,010            $    186,310
----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 1.8%
----------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                   66,813            $  3,132,193
Countrywide Financial Corp. (l)                                                   40,099                 795,965
Fannie Mae                                                                        12,320                 808,315
New York Community Bancorp, Inc.                                                  34,320                 607,121
                                                                                                    ------------
                                                                                                    $  5,343,594
----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.7%
----------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                           8,260            $    240,779
Eli Lilly & Co.                                                                    3,182                 182,488
Johnson & Johnson                                                                 22,280               1,376,681
Merck & Co., Inc.                                                                 27,613               1,385,344
Pfizer, Inc.                                                                      64,890               1,611,868
Wyeth                                                                              7,980                 369,474
                                                                                                    ------------
                                                                                                    $  5,166,634
----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.1%
----------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                      10,520            $    399,970
----------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
----------------------------------------------------------------------------------------------------------------
Frontline Ltd. (l)                                                                17,840            $    833,485
----------------------------------------------------------------------------------------------------------------
Real Estate - 15.1%
----------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc., REIT                                       20,156            $  1,881,159
AvalonBay Communities, Inc., REIT                                                 12,660               1,448,051
BRE Properties, Inc., REIT (l)                                                    30,105               1,672,032
Developers Diversified Realty Corp., REIT                                         29,788               1,593,062
Douglas Emmett, Inc., REIT (l)                                                    14,327                 350,295
EastGroup Properties, Inc., REIT                                                  30,937               1,312,657
Equity Residential, REIT                                                          28,643               1,152,594
General Growth Properties, Inc., REIT                                             31,415               1,561,640
GMH Communities Trust, REIT                                                      173,057               1,360,228
Health Care Property Investors, Inc., REIT                                        40,994               1,247,037
Highwoods Properties, Inc., REIT (l)                                              49,985               1,783,965
Host Hotels & Resorts, Inc., REIT                                                 66,216               1,475,955
Kimco Realty Corp., REIT                                                          44,196               1,892,473
Lexington Corporate Properties Trust, REIT                                       104,196               2,154,773
Macerich Co., REIT                                                                27,765               2,255,073
Medical Properties Trust, Inc., REIT (l)                                         110,821               1,492,759
Nationwide Health Properties, Inc., REIT                                          37,330               1,035,908
Pennsylvania Real Estate Investment Trust, REIT (l)                               61,217               2,315,839
Plum Creek Timber Co., Inc., REIT                                                 50,985               2,137,801
ProLogis, REIT                                                                    37,826               2,275,612
Public Storage, Inc., REIT                                                        16,445               1,246,202
Regency Centers Corp., REIT                                                       19,774               1,373,700
Simon Property Group, Inc., REIT                                                  33,955               3,223,009
SL Green Realty Corp., REIT                                                       19,279               2,149,801
Ventas, Inc., REIT                                                                67,360               2,565,069
Vornado Realty Trust, REIT                                                        20,896               2,227,305
                                                                                                    ------------
                                                                                                    $ 45,183,999
----------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.2%
----------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                  27,590            $    655,814
----------------------------------------------------------------------------------------------------------------
Telephone Services - 1.7%
----------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                        23,260            $    927,376
Citizens Communications Co.                                                       32,550                 472,301
Embarq Corp.                                                                      26,719               1,667,800
Qwest Communications International, Inc. (a)                                      91,670                 820,447
Verizon Communications, Inc.                                                      30,960               1,296,605
                                                                                                    ------------
                                                                                                    $  5,184,529
----------------------------------------------------------------------------------------------------------------
Tobacco - 0.8%
----------------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                                26,810            $  1,860,882
Reynolds American, Inc. (l)                                                        9,368                 619,412
                                                                                                    ------------
                                                                                                    $  2,480,294
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.5%
----------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                 23,680            $    434,291
Edison International                                                              19,170               1,010,451
FirstEnergy Corp.                                                                 22,240               1,366,426
FPL Group, Inc.                                                                    5,610                 330,092
NRG Energy, Inc. (a)                                                              36,630               1,395,237
                                                                                                    ------------
                                                                                                    $  4,536,497
----------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $122,303,840)                                                 $119,973,214
----------------------------------------------------------------------------------------------------------------
Floating Rate Loans - 1.9% (g)(r)
----------------------------------------------------------------------------------------------------------------
Automotive - 0.4%
----------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2031                                   $     927,335            $    869,183
Goodyear Tire & Rubber, Second Lien Term Loan, 6.85%, 2014                       195,011                 183,880
Mark IV Industries, Inc., Second Lien Term Loan, 11.1%, 2011                     300,597                 281,559
                                                                                                    ------------
                                                                                                    $  1,334,622
----------------------------------------------------------------------------------------------------------------
Broadcasting - 0.2%
----------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Term Loan B, 6.86%, 2014                            $     142,139            $    133,167
Univison Communications, Inc., Term Loan B, 2014 (o)                              25,497                  23,534
Univison Communications, Inc., Term Loan B, 7.61%, 2014                          396,627                 366,087
                                                                                                    ------------
                                                                                                    $    522,788
----------------------------------------------------------------------------------------------------------------
Building - 0.0%
----------------------------------------------------------------------------------------------------------------
Building Materials Corp. Second Lien Term Loan, 2014 (o)                   $      61,841            $     50,826
----------------------------------------------------------------------------------------------------------------
Cable TV - 0.1%
----------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Term Loan, 7.36%, 2013                       $     156,102            $    147,435
CSC Holdings, Inc., Term Loan B, 7.07%, 2013                                     199,273                 190,929
MCC Iowa LLC Mediacom, Term Loan A, 7.05%, 2012                                  181,685                 168,740
                                                                                                    ------------
                                                                                                    $    507,104
----------------------------------------------------------------------------------------------------------------
Chemicals - 0.1%
----------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan, 7.11%, 2014                                        $     329,459            $    317,653
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.0%
----------------------------------------------------------------------------------------------------------------
Jarden Corp., Term Loan B, 2008 (o)                                        $      83,108            $     79,618
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 0.2%
----------------------------------------------------------------------------------------------------------------
Dean Foods, Term Loan B, 6.86%, 2014                                       $     592,550            $    573,384
----------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
----------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan, 7.12%, 2012                              $     157,141            $    150,159
Georgia-Pacific Corp., Term Loan B-2, 7.11%, 2012                                 19,603                  18,732
                                                                                                    ------------
                                                                                                    $    168,891
----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.3%
----------------------------------------------------------------------------------------------------------------
Community Health Systems, Term Loan, 7.76%, 2014                           $     200,576            $    192,446
Community Health Systems, Term Loan B, 2014 (o)                                   13,228                  12,692
HCA, Inc., Term Loan B, 7.61%, 2013                                              626,412                 602,642
                                                                                                    ------------
                                                                                                    $    807,780
----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
----------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., Term Loan B, 7.07%, 2014                              $     211,417            $    200,582
----------------------------------------------------------------------------------------------------------------
Pollution Control - 0.1%
----------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Letter of Credit, 5.32%, 2012            $     106,575            $    103,431
Allied Waste North America, Inc., Term Loan B, 6.84%, 2012                       202,575                 196,599
                                                                                                    ------------
                                                                                                    $    300,030
----------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.2%
----------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.36%, 2014                                     $     680,356            $    656,544
----------------------------------------------------------------------------------------------------------------
Specialty Stores - 0.1%
----------------------------------------------------------------------------------------------------------------
Michaels Stores, Term Loan B, 7.63%, 2013                                  $     285,409            $    268,427
----------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $6,046,050)                                             $  5,788,249
----------------------------------------------------------------------------------------------------------------
Money Market Funds (v) - 2.5%
----------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.296%
(Identified Cost, $7,413,316)                                                  7,413,316            $  7,413,316
----------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 9.9%
----------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc. Repurchase Agreement, 5.3%,
dated 8/31/07, due 9/04/07, total to be received $29,542,530
(secured by U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in a jointly traded account), at
Cost                                                                          29,525,143            $ 29,525,143
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $333,282,142) (k)                                               $326,673,212
----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (9.1)%                                                              (27,256,443)
----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                 $299,416,769
----------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of August 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $160,980,650 and 49.28% of market value. An independent pricing service provided an evaluated bid for 46.18% of the market value.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $20,098,993, representing
    6.7% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
    These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

CLN       Credit-Linked Note.
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

FUTURES CONTRACTS OUTSTANDING AT 8/31/07
                                                                                                    UNREALIZED
                                                                                  EXPIRATION       APPRECIATION
DESCRIPTION                                    CONTRACTS          VALUE              DATE         (DEPRECIATION)

U.S. Treasury Note 10 yr (Short)                  24           $2,617,125           Dec-07           $(12,646)

At  August 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 8/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.


ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $44,209,299 of securities on
loan (identified cost, $333,282,142)                                $326,673,212
Receivable for daily variation margin on open futures contracts            9,375
Receivable for investments sold                                          266,081
Receivable for fund shares sold                                        1,773,347
Interest and dividends receivable                                      3,039,379
Receivable from investment adviser                                       109,315
Other assets                                                                 721
------------------------------------------------------------------------------------------------------
Total assets                                                                              $331,871,430
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Payable to custodian                                                     $21,851
Distributions payable                                                  1,075,612
Payable for investments purchased                                        665,728
Payable for fund shares reacquired                                     1,107,362
Collateral for securities loaned, at value (c)                        29,525,143
Payable to affiliates
  Management fee                                                          10,593
  Shareholder servicing costs                                             11,016
  Distribution and service fees                                            8,380
  Administrative services fee                                                300
Payable for independent trustees' compensation                               263
Accrued expenses and other liabilities                                    28,413
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $32,454,661
------------------------------------------------------------------------------------------------------
Net assets                                                                                $299,416,769
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $304,192,219
Unrealized appreciation (depreciation) on investments                 (6,621,576)
Accumulated net realized gain (loss) on investments                    1,811,264
Undistributed net investment income                                       34,862
------------------------------------------------------------------------------------------------------
Net assets                                                                                $299,416,769
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   28,403,046
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued


Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $204,750,454
  Shares outstanding                                                  19,417,553
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $10.54
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                $11.07
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $92,583,861
  Shares outstanding                                                   8,788,024
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $10.54
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,082,454
  Shares outstanding                                                     197,469
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $10.55
------------------------------------------------------------------------------------------------------

On  sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares.

(c) Non-cash collateral not included.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 8/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income
  Interest                                                             $5,548,053
  Dividends                                                             1,926,540
  Foreign taxes withheld                                                   (3,936)
-------------------------------------------------------------------------------------------------------
Total investment income                                                                      $7,470,657
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $909,611
  Distribution and service fees                                           708,381
  Shareholder servicing costs                                             102,006
  Administrative services fee                                              28,388
  Independent trustees' compensation                                        2,755
  Custodian fee                                                            28,302
  Shareholder communications                                               19,968
  Auditing fees                                                            25,781
  Legal fees                                                                2,402
  Miscellaneous                                                            46,584
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $1,874,178
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                       (139)
  Reduction of expenses by investment adviser                            (261,006)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $1,613,033
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $5,857,624
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $1,982,213
  Futures contracts                                                       (29,418)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                      $1,952,795
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $(12,984,479)
  Futures contracts                                                       (12,646)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                  $(12,997,125)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $(11,044,330)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $(5,186,706)
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                          SIX MONTHS ENDED                PERIOD ENDED
                                                                   8/31/07                  2/28/07(c)
                                                               (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                           $5,857,624                  $2,909,418
Net realized gain (loss) on investments                          1,952,795                     853,945
Net unrealized gain (loss) on investments                      (12,997,125)                  6,375,549
------------------------------------------------------------------------------------------------------
Change in net assets from operations                           $(5,186,706)                $10,138,912
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                      $(4,250,910)                $(2,272,559)
  Class C                                                       (1,532,500)                   (653,322)
  Class I                                                          (56,806)                    (72,756)

From net realized gain on investments
  Class A                                                         (561,842)                    (29,122)
  Class C                                                         (241,389)                    (10,423)
  Class I                                                           (7,204)                       (541)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(6,650,651)                $(3,038,723)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $88,031,839                $216,122,098
------------------------------------------------------------------------------------------------------
Total change in net assets                                     $76,194,482                $223,222,287
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                         223,222,287                          --
At end of period (including undistributed net investment
income of $34,862 and $17,454, respectively)                  $299,416,769                $223,222,287
------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the fund's investment operations, May 26, 2006, through the stated
    period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter).
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                       SIX MONTHS
                                                                            ENDED             PERIOD ENDED
CLASS A                                                                   8/31/07               2/28/07(c)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                       $10.95                   $10.00
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.24                    $0.37
  Net realized and unrealized gain (loss) on investments                    (0.38)                    0.93
----------------------------------------------------------------------------------------------------------
Total from investment operations                                           $(0.14)                   $1.30
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.24)                  $(0.35)
  From net realized gain on investments and
  foreign currency transactions                                             (0.03)                   (0.00)(w)
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                               $(0.27)                  $(0.35)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.54                   $10.95
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                  (1.31)(n)                13.20(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.13(a)                  1.36(a)
Expenses after expense reductions (f)                                        0.95(a)                  0.95(a)
Net investment income                                                        4.39(a)                  4.45(a)
Portfolio turnover                                                             35                       46
Net assets at end of period (000 Omitted)                                $204,750                 $156,447
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS
                                                                            ENDED             PERIOD ENDED
CLASS C                                                                   8/31/07               2/28/07(c)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                       $10.94                   $10.00
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.20                    $0.30
  Net realized and unrealized gain (loss) on investments                    (0.37)                    0.93
----------------------------------------------------------------------------------------------------------
Total from investment operations                                           $(0.17)                   $1.23
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.20)                  $(0.29)
  From net realized gain on investments and
  foreign currency transactions                                             (0.03)                   (0.00)(w)
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                               $(0.23)                  $(0.29)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.54                   $10.94
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                  (1.57)(n)                12.51(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.83(a)                  2.01(a)
Expenses after expense reductions (f)                                        1.65(a)                  1.65(a)
Net investment income                                                        3.69(a)                  3.67(a)
Portfolio turnover                                                             35                       46
Net assets at end of period (000 Omitted)                                 $92,584                  $64,316
----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                       SIX MONTHS
                                                                            ENDED             PERIOD ENDED
CLASS I                                                                   8/31/07               2/28/07(c)
                                                                      (UNAUDITED)
Net asset value, beginning of period                                       $10.95                   $10.00
----------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                 $0.26                    $0.41
  Net realized and unrealized gain (loss) on investments                    (0.37)                    0.91
----------------------------------------------------------------------------------------------------------
Total from investment operations                                           $(0.11)                   $1.32
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------
  From net investment income                                               $(0.26)                  $(0.37)
  From net realized gain on investments and
  foreign currency transactions                                             (0.03)                   (0.00)(w)
----------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                               $(0.29)                  $(0.37)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.55                   $10.95
----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     (1.07)(n)                13.45(n)
----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       0.83(a)                  1.29(a)
Expenses after expense reductions (f)                                        0.65(a)                  0.65(a)
Net investment income                                                        4.70(a)                  4.84(a)
Portfolio turnover                                                             35                       46
Net assets at end of period (000 Omitted)                                  $2,082                   $2,459
----------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, May 26, 2006, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Diversified Income Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SECURITY LOANS - JPMorgan Chase and Co. ("Chase"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At August 31, 2007, the value of securities loaned was $44,209,299. These loans were collateralized by cash of $29,525,143 and U.S. Treasury obligations of $15,537,635.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Dividends received on REITs that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities. The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                      2/28/07
              Ordinary income (including any
              short-term capital gains)            $3,038,723

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 8/31/07
          Cost of investments                           $333,322,286
          ----------------------------------------------------------
          Gross appreciation                              $5,903,026
          Gross depreciation                             (12,552,100)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $(6,649,074)

          AS OF 2/28/07
          Undistributed ordinary income                    1,539,424
          Other temporary differences                       (722,286)
          Net unrealized appreciation (depreciation)       6,244,769

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets. The adviser has engaged a sub-adviser for the real estate related component of the fund: Sun Capital Advisers LLC, an affiliate of the adviser, referred to as Sun Capital or the sub-adviser. MFS pays a sub-advisory fee in an amount equal to 0.30% annually of the average daily net asset value of the fund's assets managed by the sub-adviser.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund's average daily net assets with respect to each class:

              CLASS A              CLASS C            CLASS I

               0.95%                1.65%              0.65%

This written agreement will continue through June 30, 2008 unless changed or rescinded by the fund's Board of Trustees. For the six months ended August 31, 2007, this reduction amounted to $260,347 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $113,972 for the six months ended August 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.30%            $290,958
Class C                             0.75%              0.25%              1.00%             1.00%             417,423
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $708,381

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    August 31, 2007 based on each class' average daily net assets. 0.05% of the Class A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2007, were as follows:

                                                       AMOUNT

              Class A                                  $3,674
              Class C                                  22,816

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31, 2007, the fee was $66,574, which equated to 0.0476% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended August 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $35,432. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended August 31, 2007 was equivalent to an annual effective rate of 0.0203% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended August 31, 2007, the fee paid to Tarantino LLC was $672. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $659, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                      PURCHASES           SALES

U.S. government securities                          $53,265,662     $26,409,737
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $128,136,745     $66,039,696
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 SIX MONTHS ENDED                    PERIOD ENDED
                                                     8/31/07                          2/28/07(c)
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                    7,421,441       $81,022,309      15,839,726      $168,001,449
  Class C                                    3,394,764        37,065,047       6,062,654        64,640,226
  Class I                                       33,885           371,565         330,293         3,408,157
-----------------------------------------------------------------------------------------------------------
                                            10,850,090      $118,458,921      22,232,673      $236,049,832

Shares issued to shareholders in
reinvestment of distributions
  Class A                                      332,415        $3,619,410         169,948        $1,832,412
  Class C                                       91,953         1,000,086          35,102           379,283
  Class I                                        5,861            63,918           6,874            73,117
-----------------------------------------------------------------------------------------------------------
                                               430,229        $4,683,414         211,924        $2,284,812

Shares reacquired
  Class A                                   (2,624,490)     $(28,176,464)     (1,721,487)     $(18,641,988)
  Class C                                     (578,048)       (6,209,515)       (218,401)       (2,353,187)
  Class I                                      (66,810)         (724,517)       (112,634)       (1,217,371)
-----------------------------------------------------------------------------------------------------------
                                            (3,269,348)     $(35,110,496)     (2,052,522)     $(22,212,546)

Net change
  Class A                                    5,129,366       $56,465,255      14,288,187      $151,191,873
  Class C                                    2,908,669        31,855,618       5,879,355        62,666,322
  Class I                                      (27,064)         (289,034)        224,533         2,263,903
-----------------------------------------------------------------------------------------------------------
                                             8,010,971       $88,031,839      20,392,075      $216,122,098

(c) For the period from the commencement of the fund's investment operations, May 26, 2006, through the stated period end.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year six months ended August 31, 2007, the fund's commitment fee and interest expense were $401 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS and investment sub-advisory agreement among MFS Series Trust XIII, on behalf of the Fund, MFS and Sun Capital Advisers LLC ("Sun Capital") (together, the "Agreements"). The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS and Sun Capital during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Fund were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS and Sun Capital, as applicable, under the Agreements and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (ii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (iv) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (v) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, (vii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds, and
(viii) information regarding the overall organization of Sun Capital, including information about Sun Capital personnel providing investment advisory services to the Fund. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS or Sun Capital.

The Trustees' conclusion as to the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The Fund commenced operations on May 26, 2006 and has a limited operating history and performance record. As a result, the Trustees did not receive information provided by Lipper Inc. on the investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings. After reviewing this information and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee, sub-advisory fee, and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS and/ or Sun Capital. The Trustees noted that MFS (and not the Fund) pays Sun Capital its sub-advisory fee from its advisory fees. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the expense limitation), the Fund's effective advisory fee and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate and sub-advisory fee rate schedules are not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee or sub-advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS and Sun Capital relating to MFS' and Sun Capital's costs and profits with respect to the Fund, and with respect to the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the advisory fee charged to the Fund and the sub-advisory fee paid by MFS to Sun Capital represent reasonable compensation in light of the services being provided by MFS and Sun Capital to the Fund.

In addition, the Trustees considered MFS' and Sun Capital's resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS, Sun Capital and their ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser and sub-adviser that also serve other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS and Sun Capital. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' and Sun Capital's interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS and Sun Capital from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. The Trustees noted that Sun Capital may obtain third-party research with soft dollar commissions. Additionally, the Trustees considered so-called "fall-out benefits" to MFS and Sun Capital such as reputational value derived from serving as an investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS and MFS' investment sub-advisory agreement with Sun Capital should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                             SEMIANNUAL REPORT

                                              MFS(R) GOVERNMENT SECURITIES FUND

LETTER FROM THE CEO                                              1
------------------------------------------------------------------
PORTFOLIO COMPOSITION                                            2
------------------------------------------------------------------
EXPENSE TABLE                                                    3
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         5
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                             10
------------------------------------------------------------------
STATEMENT OF OPERATIONS                                         13
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                             14
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            15
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                   24
------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   37
------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                           41
------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                  41
------------------------------------------------------------------
CONTACT INFORMATION                                     BACK COVER
------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        8/31/07
                                                                        MFG-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. But the Dow's upward rise has not been without hiccups. After hitting new records in July 2007, the Dow lost 8% in the following weeks as a crisis swept global credit markets. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short- term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      98.4%
              Cash & Other Net Assets                     1.6%

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                 49.7%
              ------------------------------------------------
              U.S. Government Agencies                   24.7%
              ------------------------------------------------
              U.S. Treasury Securities                   22.1%
              ------------------------------------------------
              Municipal Bonds                             1.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                       100.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d,i)                       4.5
              ------------------------------------------------
              Average Life (i,m)                      6.3 yrs.
              ------------------------------------------------
              Average Maturity (i,m)                 13.5 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AAA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 08/31/07.

Percentages are based on net assets as of 08/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
March 1, 2007 through August 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2007 through August 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                      Expenses
                                        Beginning     Ending         Paid During
                          Annualized     Account      Account         Period (p)
  Share                     Expense       Value       Value            3/01/07-
  Class                      Ratio       3/01/07      8/31/07          8/31/07
--------------------------------------------------------------------------------
         Actual              0.75%      $1,000.00    $1,018.20         $3.80
   A     -----------------------------------------------------------------------
         Hypothetical(h)     0.75%      $1,000.00    $1,021.37         $3.81
--------------------------------------------------------------------------------
         Actual              1.50%      $1,000.00    $1,014.40         $7.60
   B     -----------------------------------------------------------------------
         Hypothetical(h)     1.50%      $1,000.00    $1,017.60         $7.61
--------------------------------------------------------------------------------
         Actual              1.50%      $1,000.00    $1,014.40         $7.60
   C     -----------------------------------------------------------------------
         Hypothetical(h)     1.50%      $1,000.00    $1,017.60         $7.61
--------------------------------------------------------------------------------
         Actual              0.50%      $1,000.00    $1,019.40         $2.54
   I     -----------------------------------------------------------------------
         Hypothetical(h)     0.50%      $1,000.00    $1,022.62         $2.54
--------------------------------------------------------------------------------
         Actual              1.00%      $1,000.00    $1,016.90         $5.07
   R     -----------------------------------------------------------------------
         Hypothetical(h)     1.00%      $1,000.00    $1,020.11         $5.08
--------------------------------------------------------------------------------
         Actual              1.60%      $1,000.00    $1,012.80         $8.10
   R1    -----------------------------------------------------------------------
         Hypothetical(h)     1.60%      $1,000.00    $1,017.09         $8.11
--------------------------------------------------------------------------------
         Actual              1.25%      $1,000.00    $1,015.60         $6.33
   R2    -----------------------------------------------------------------------
         Hypothetical(h)     1.25%      $1,000.00    $1,018.85         $6.34
--------------------------------------------------------------------------------
         Actual              1.15%      $1,000.00    $1,015.10         $5.83
   R3    -----------------------------------------------------------------------
         Hypothetical(h)     1.15%      $1,000.00    $1,019.36         $5.84
--------------------------------------------------------------------------------
         Actual              0.90%      $1,000.00    $1,017.40         $4.56
   R4    -----------------------------------------------------------------------
         Hypothetical(h)     0.90%      $1,000.00    $1,020.61         $4.57
--------------------------------------------------------------------------------
         Actual              0.60%      $1,000.00    $1,015.70         $3.04
   R5    -----------------------------------------------------------------------
         Hypothetical(h)     0.60%      $1,000.00    $1,022.12         $3.05
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
8/31/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.4%
----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                             SHARES/PAR          VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
Agency - Other - 6.8%
----------------------------------------------------------------------------------------------------------------------------------
Financing Corp., 10.7%, 2017                                                                      $ 14,360,000      $   20,605,673
Financing Corp., 9.4%, 2018                                                                         11,750,000          15,753,566
Financing Corp., 9.8%, 2018                                                                         14,975,000          20,611,949
Financing Corp., 10.35%, 2018                                                                       15,165,000          21,673,894
Financing Corp., STRIPS, 0%, 2017                                                                   18,780,000          11,305,203
                                                                                                                    --------------
                                                                                                                    $   89,950,285
----------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 49.7%
----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.35%, 2013                                                                           $    916,510      $      879,579
Fannie Mae, 4.374%, 2013                                                                             2,555,642           2,444,218
Fannie Mae, 4.5%, 2019                                                                              49,425,225          47,499,440
Fannie Mae, 4.543%, 2013                                                                             1,460,990           1,408,843
Fannie Mae, 4.547%, 2014                                                                             3,538,770           3,391,699
Fannie Mae, 4.56%, 2015                                                                              2,359,045           2,263,076
Fannie Mae, 4.6%, 2014                                                                               1,826,695           1,768,260
Fannie Mae, 4.62%, 2015                                                                              3,371,456           3,251,677
Fannie Mae, 4.665%, 2015                                                                             1,592,354           1,537,353
Fannie Mae, 4.666%, 2014                                                                             8,524,558           8,222,458
Fannie Mae, 4.69%, 2015                                                                              1,297,804           1,255,495
Fannie Mae, 4.7%, 2015                                                                               1,826,899           1,767,421
Fannie Mae, 4.73%, 2012                                                                              2,794,467           2,741,317
Fannie Mae, 4.74%, 2015                                                                              1,801,390           1,730,258
Fannie Mae, 4.77%, 2014                                                                              1,574,589           1,517,989
Fannie Mae, 4.78%, 2015                                                                              1,965,259           1,905,807
Fannie Mae, 4.786%, 2012                                                                               826,376             808,404
Fannie Mae, 4.79%, 2012 - 2015                                                                      13,280,975          13,063,138
Fannie Mae, 4.81%, 2015                                                                              1,691,777           1,643,395
Fannie Mae, 4.815%, 2015                                                                             1,968,000           1,896,094
Fannie Mae, 4.82%, 2014 - 2015                                                                       6,621,760           6,420,959
Fannie Mae, 4.839%, 2014                                                                             9,977,854           9,695,252
Fannie Mae, 4.845%, 2013                                                                             3,788,536           3,699,975
Fannie Mae, 4.85%, 2015                                                                              1,450,438           1,416,186
Fannie Mae, 4.87%, 2015                                                                              1,384,431           1,351,426
Fannie Mae, 4.871%, 2014                                                                             5,709,958           5,566,621
Fannie Mae, 4.88%, 2020                                                                              1,330,957           1,304,485
Fannie Mae, 4.89%, 2015                                                                              1,281,435           1,253,738
Fannie Mae, 4.92%, 2014                                                                              1,336,330           1,323,802
Fannie Mae, 4.925%, 2015                                                                             5,393,304           5,243,582
Fannie Mae, 4.935%, 2014                                                                               793,749             776,128
Fannie Mae, 4.996%, 2017                                                                             4,521,185           4,406,302
Fannie Mae, 5%, 2013 - 2027                                                                         48,626,967          48,007,820
Fannie Mae, 5.05%, 2017                                                                              1,897,000           1,857,706
Fannie Mae, 5.06%, 2013                                                                              1,512,994           1,490,136
Fannie Mae, 5.09%, 2016                                                                                600,000             589,472
Fannie Mae, 5.1%, 2014                                                                               1,985,060           1,969,820
Fannie Mae, 5.3%, 2017                                                                                 797,645             794,149
Fannie Mae, 5.369%, 2013                                                                             1,966,381           1,999,770
Fannie Mae, 5.423%, 2016                                                                             2,981,799           2,976,185
Fannie Mae, 5.471%, 2015                                                                             2,543,055           2,548,171
Fannie Mae, 5.5%, 2017 - 2035                                                                      202,888,051         199,091,874
Fannie Mae, 5.78%, 2008                                                                              3,209,313           3,207,041
Fannie Mae, 6%, 2017 - 2037                                                                         50,371,402          50,552,359
Fannie Mae, 6.5%, 2016 - 2036                                                                       26,992,211          27,514,375
Fannie Mae, 7.5%, 2024 - 2031                                                                          667,500             699,187
Freddie Mac, 4%, 2024                                                                                2,773,631           2,739,129
Freddie Mac, 4.375%, 2015                                                                            7,052,702           6,904,388
Freddie Mac, 4.5%, 2013 - 2021                                                                       8,781,615           8,731,873
Freddie Mac, 5%, 2016 - 2027                                                                        42,062,452          41,924,902
Freddie Mac, 5.5%, 2024 - 2035                                                                      49,493,899          48,551,976
Freddie Mac, 6%, 2017 - 2036                                                                        24,419,643          24,509,698
Freddie Mac, 6.5%, 2016 - 2037                                                                      13,580,056          13,793,721
Ginnie Mae, 5.5%, 2033 - 2034                                                                       25,717,809          25,304,421
                                                                                                                    --------------
                                                                                                                    $  659,212,550
----------------------------------------------------------------------------------------------------------------------------------
Municipals - 1.9%
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (Stanford University), "T-1", 5%, 2039           $ 12,420,000      $   13,263,939
Puerto Rico Highway and Transportation Authority Rev., "N", FGIC, 5.25%, 2039                       11,485,000          12,521,751
                                                                                                                    --------------
                                                                                                                    $   25,785,690
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 17.6%
----------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                            $  7,118,000      $    6,866,165
Empresa Energetica Cornito Ltd., 6.07%, 2010                                                         5,289,000           5,393,088
Fannie Mae, 3.125%, 2007                                                                            25,000,000          24,850,625
Fannie Mae, 4.25%, 2007                                                                             30,000,000          29,948,460
Fannie Mae, 4.625%, 2013                                                                             3,286,000           3,239,234
Farmer Mac, 5.5%, 2011 (n)                                                                          11,110,000          11,371,852
Federal Home Loan Bank, 4.625%, 2008                                                                34,255,000          34,168,472
Federal Home Loan Bank, 5%, 2008                                                                    15,000,000          14,993,730
Freddie Mac, 4.875%, 2013                                                                            2,121,000           2,117,577
Freddie Mac, 6.625%, 2009                                                                           11,515,000          11,932,338
Small Business Administration, 4.34%, 2024                                                           3,802,869           3,613,092
Small Business Administration, 4.72%, 2024                                                           4,502,291           4,365,987
Small Business Administration, 4.76%, 2025                                                           7,670,384           7,417,690
Small Business Administration, 4.77%, 2024                                                           5,322,975           5,187,718
Small Business Administration, 4.86%, 2024 - 2025                                                    8,608,466           8,404,474
Small Business Administration, 4.87%, 2024                                                           5,021,906           4,905,167
Small Business Administration, 4.88%, 2024                                                           3,088,203           3,020,507
Small Business Administration, 4.89%, 2023                                                           6,218,920           6,107,356
Small Business Administration, 4.98%, 2023                                                           2,520,288           2,489,031
Small Business Administration, 4.99%, 2024                                                           4,645,244           4,580,003
Small Business Administration, 5.11%, 2025                                                           4,546,963           4,507,421
Small Business Administration, 5.52%, 2024                                                           3,820,421           3,857,500
Small Business Administration, 6.07%, 2022                                                           3,022,862           3,097,386
Small Business Administration, 6.34%, 2021                                                           3,153,301           3,246,115
Small Business Administration, 6.35%, 2021                                                           2,809,561           2,892,361
Small Business Administration, 6.44%, 2021                                                           2,878,222           2,969,079
Small Business Administration, 6.625%, 2021                                                          3,000,970           3,110,563
Small Business Administration, 8.625%, 2011                                                            107,277             109,596
Small Business Administration, 8.8%, 2011                                                               90,291              91,684
Small Business Administration, 9.05%, 2009                                                              16,523              16,705
Small Business Administration, 9.1%, 2009                                                               12,768              13,010
Small Business Administration, 9.25%, 2010                                                              34,989              35,731
Small Business Administration, 9.3%, 2010                                                               86,243              87,803
Small Business Administration, 9.5%, 2010                                                               71,699              72,788
Small Business Administration, 9.65%, 2010                                                             103,409             105,278
Small Business Administration, 9.7%, 2010                                                               51,101              51,844
Small Business Administration, 9.9%, 2008                                                               15,121              15,253
Small Business Administration, 10.05%, 2008 - 2009                                                       4,560               4,629
U.S. Department of Housing & Urban Development, 6.36%, 2016                                          7,000,000           7,221,228
U.S. Department of Housing & Urban Development, 6.59%, 2016                                          6,599,000           6,686,476
                                                                                                                    --------------
                                                                                                                    $  233,165,016
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 19.4%
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 7.5%, 2016                                                                   $ 11,740,000         $14,274,185
U.S. Treasury Bonds, 6.25%, 2023                                                                    15,238,000          17,562,984
U.S. Treasury Bonds, 6.875%, 2025                                                                    1,307,000           1,616,901
U.S. Treasury Bonds, 6%, 2026                                                                       26,483,000          30,076,823
U.S. Treasury Bonds, 5.25%, 2028                                                                     1,139,000           1,196,039
U.S. Treasury Bonds, 6.25%, 2030                                                                     6,166,000           7,338,021
U.S. Treasury Bonds, STRIPS, 0%, 2021                                                               14,612,000           7,246,894
U.S. Treasury Bonds, STRIPS, 0%, 2027                                                                8,016,000           2,967,740
U.S. Treasury Notes, 5.5%, 2008                                                                     16,147,000          16,237,827
U.S. Treasury Notes, 6%, 2009                                                                        4,566,000           4,719,390
U.S. Treasury Notes, 6.5%, 2010 (f)                                                                 25,197,000          26,525,739
U.S. Treasury Notes, 5.125%, 2011                                                                   80,568,000          83,142,389
U.S. Treasury Notes, 4%, 2014                                                                       19,976,000          19,595,217
U.S. Treasury Notes, TIPS, 3.875%, 2009                                                             10,538,907          10,684,638
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             13,837,341          13,820,045
                                                                                                                    --------------
                                                                                                                    $  257,004,832
----------------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $1,273,634,123)                                                                       $1,265,118,373
----------------------------------------------------------------------------------------------------------------------------------
Money Market Funds (v) - 4.3%
----------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.296%, at cost and net asset value                       57,193,048      $   57,193,048
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,330,827,171) (k)                                                             $1,322,311,421
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.3%                                                                                    4,188,404
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                 $1,326,499,825
----------------------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of August 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,253,587,246 and 94.80% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,371,852 representing 0.86% of net assets.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

FUTURES CONTRACTS OUTSTANDING AT AUGUST 31, 2007:

                                                                                 UNREALIZED
                                                                 EXPIRATION     APPRECIATION
DESCRIPTION                          CONTRACTS       VALUE          DATE       (DEPRECIATION)
U.S. Treasury Bond (Short)              224       $24,990,000      Dec-07         $(25,284)
U.S. Treasury Note 5 yr (Long)          175        18,673,047      Dec-07          (36,160)
U.S. Treasury Note 10 yr (Long)         371        40,456,391      Dec-07          192,911
------------------------------------------------------------------------------------------
                                                                                  $131,467
                                                                                  ========

At August 31, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

STRIPS      Separate Trading of Registered Interest and Principal of Securities
TIPS        Treasury Inflation Protected Security

INSURER
FGIC        Financial Guaranty Insurance Co.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 8/31/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-----------------------------------------------------------------------------------------------------
Investments, at value
  Unaffiliated issuers (identified cost, $1,273,634,123)             $1,265,118,373
  Affiliated issuers (identified cost, $57,193,048)                      57,193,048
Total investments, at value (identified cost, $1,330,827,171)         1,322,311,421
Cash                                                                         10,917
Receivable for fund shares sold                                           5,418,944
Interest and dividends receivable                                         9,108,649
Other assets                                                                  5,801
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $1,336,855,732
-----------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------
Distributions payable                                                    $5,107,249
Payable for daily variation margin on open futures contracts                107,406
Payable for fund shares reacquired                                        4,309,840
Payable to affiliates
  Management fee                                                             21,815
  Shareholder servicing costs                                               452,477
  Distribution and service fees                                              17,423
  Administrative services fee                                                 1,146
  Retirement plan administration and services fees                              204
Payable for independent trustees' compensation                              130,717
Accrued expenses and other liabilities                                      207,630
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $10,355,907
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,326,499,825
-----------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------
Paid-in capital                                                      $1,411,137,396
Unrealized appreciation (depreciation) on investments                    (8,384,283)
Accumulated net realized gain (loss) on investments                     (76,458,578)
Undistributed net investment income                                         205,290
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $1,326,499,825
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 140,678,824
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $712,706,417
  Shares outstanding                                                     75,571,475
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $9.43
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                $9.90
-----------------------------------------------------------------------------------------------------
Class B shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $101,817,279
  Shares outstanding                                                     10,812,814
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.42
-----------------------------------------------------------------------------------------------------
Class C shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                            $27,187,650
  Shares outstanding                                                      2,875,187
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $9.46
-----------------------------------------------------------------------------------------------------
Class I shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                           $455,743,936
  Shares outstanding                                                     48,338,340
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $9.43
-----------------------------------------------------------------------------------------------------
Class R shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $6,065,619
  Shares outstanding                                                        643,525
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $9.43
-----------------------------------------------------------------------------------------------------
Class R1 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $1,646,423
  Shares outstanding                                                        174,732
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $9.42
-----------------------------------------------------------------------------------------------------
Class R2 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                               $846,421
  Shares outstanding                                                         89,859
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $9.42
-----------------------------------------------------------------------------------------------------
Class R3 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $5,968,983
  Shares outstanding                                                        633,556
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $9.42
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                            $11,768,854
  Shares outstanding                                                      1,247,977
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $9.43
-----------------------------------------------------------------------------------------------------
Class R5 shares
-----------------------------------------------------------------------------------------------------
  Net assets                                                             $2,748,243
  Shares outstanding                                                        291,359
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $9.43
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Six months ended 8/31/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Interest income                                             $34,040,842
Income distributions from affiliated issuers                    552,682
-----------------------------------------------------------------------------------------
Total investment income                                                       $34,593,524
-----------------------------------------------------------------------------------------
Expenses
  Management fee                                             $2,668,778
  Distribution and service fees                               1,647,195
  Program manager fees                                              133
  Shareholder servicing costs                                   893,273
  Administrative services fee                                   117,282
  Retirement plan administration and services fees               15,505
  Independent trustees' compensation                             20,535
  Custodian fee                                                  80,851
  Shareholder communications                                     57,368
  Auditing fees                                                  25,510
  Legal fees                                                     11,661
  Miscellaneous                                                 131,472
-----------------------------------------------------------------------------------------
Total expenses                                                                 $5,669,563
-----------------------------------------------------------------------------------------
  Fees paid indirectly                                           (1,985)
  Reduction of expenses by investment adviser                  (670,964)
-----------------------------------------------------------------------------------------
Net expenses                                                                   $4,996,614
-----------------------------------------------------------------------------------------
Net investment income                                                         $29,596,910
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transaction income                             $(3,794,354)
  Futures contracts                                           1,869,770
-----------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       $(1,924,584)
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                               $(4,249,855)
  Futures contracts                                             (14,788)
-----------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                     $(4,264,643)
-----------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                        $(6,189,227)
-----------------------------------------------------------------------------------------
Change in net assets from operations                                          $23,407,683
-----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED           YEAR ENDED
                                                                     8/31/07              2/28/07
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------
Net investment income                                            $29,596,910          $57,587,166
Net realized gain (loss) on investments                           (1,924,584)          (4,488,989)
Net unrealized gain (loss) on investments                         (4,264,643)           8,283,788
-------------------------------------------------------------------------------------------------
Change in net assets from operations                             $23,407,683          $61,381,965
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(16,686,073)        $(34,710,885)
  Class B                                                         (2,175,707)          (5,536,265)
  Class C                                                           (524,945)          (1,162,820)
  Class I                                                        (10,956,443)         (18,749,306)
  Class R                                                           (184,834)            (500,675)
  Class R1                                                           (23,211)             (13,926)
  Class R2                                                           (28,644)             (30,894)
  Class R3                                                           (95,216)            (112,323)
  Class R4                                                          (217,355)            (215,531)
  Class R5                                                           (22,226)              (2,443)
  Class 529A                                                            (883)             (15,334)
  Class 529B                                                            (695)             (13,460)
  Class 529C                                                            (447)              (7,793)
-------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(30,916,679)        $(61,071,655)
-------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(6,294,296)        $(72,725,449)
-------------------------------------------------------------------------------------------------
Total change in net assets                                      $(13,803,292)        $(72,415,139)
-------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------
At beginning of period                                         1,340,303,117        1,412,718,256
At end of period (including undistributed net investment
income of $205,290 and $1,525,059, respectively)              $1,326,499,825       $1,340,303,117
-------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned
(or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                SIX MONTHS                         YEARS ENDED 2/28 AND 2/29
                                                     ENDED       ------------------------------------------------------------
CLASS A                                            8/31/07           2007         2006         2005         2004         2003
                                               (UNAUDITED)
Net asset value, beginning of period                 $9.48          $9.47        $9.65        $9.84       $10.03        $9.73
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.21          $0.40        $0.39        $0.36        $0.29        $0.39
  Net realized and unrealized gain (loss)
  on investments                                     (0.04)          0.04        (0.17)       (0.19)       (0.08)        0.42
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.17          $0.44        $0.22        $0.17        $0.21        $0.81
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.22)        $(0.43)      $(0.40)      $(0.36)      $(0.40)      $(0.51)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.43          $9.48        $9.47        $9.65        $9.84       $10.03
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.82(n)        4.75         2.28         1.81         2.19         8.54
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.85(a)        0.88         0.90         0.93         1.00         0.98
Expenses after expense reductions (f)                 0.75(a)        0.78         0.80         0.83         0.95         0.93
Net investment income                                 4.44(a)        4.29         4.03         3.75         2.94         3.97
Portfolio turnover                                      21             14           73          126          143          134
Net assets at end of period (000 Omitted)         $712,706       $731,126     $826,001     $932,879     $803,974     $927,886
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                         YEARS ENDED 2/28 AND 2/29
                                                     ENDED       ------------------------------------------------------------
CLASS B                                            8/31/07           2007         2006         2005         2004         2003
                                               (UNAUDITED)
Net asset value, beginning of period                 $9.47          $9.46        $9.64        $9.83       $10.02        $9.72
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.17          $0.33        $0.31        $0.29        $0.24        $0.33
  Net realized and unrealized gain (loss)
  on investments                                     (0.04)          0.04        (0.16)       (0.18)       (0.09)        0.41
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.13          $0.37        $0.15        $0.11        $0.15        $0.74
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.18)        $(0.36)      $(0.33)      $(0.30)      $(0.34)      $(0.44)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.42          $9.47        $9.46        $9.64        $9.83       $10.02
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.44(n)        3.97         1.52         1.12         1.53         7.84
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.60(a)        1.64         1.65         1.62         1.64         1.63
Expenses after expense reductions (f)                 1.50(a)        1.54         1.55         1.52         1.59         1.58
Net investment income                                 3.68(a)        3.55         3.27         3.03         2.42         3.32
Portfolio turnover                                      21             14           73          126          143          134
Net assets at end of period (000 Omitted)         $101,817       $124,277     $175,207     $233,734     $255,512     $408,553
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                         YEARS ENDED 2/28 AND 2/29
                                                     ENDED       ------------------------------------------------------------
CLASS C                                            8/31/07           2007         2006         2005         2004         2003
                                               (UNAUDITED)
Net asset value, beginning of period                 $9.51          $9.50        $9.68        $9.87       $10.06        $9.76
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.17          $0.33        $0.32        $0.29        $0.25        $0.33
  Net realized and unrealized gain (loss)
  on investments                                     (0.04)          0.04        (0.17)       (0.18)       (0.10)        0.41
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.13          $0.37        $0.15        $0.11        $0.15        $0.74
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.18)        $(0.36)      $(0.33)      $(0.30)      $(0.34)      $(0.44)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.46          $9.51        $9.50        $9.68        $9.87       $10.06
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(t)                               1.44(n)        3.97         1.52         1.13         1.54         7.81
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.60(a)        1.64         1.65         1.62         1.64         1.63
Expenses after expense reductions (f)                 1.50(a)        1.54         1.55         1.52         1.59         1.58
Net investment income                                 3.68(a)        3.55         3.27         2.95         2.47         3.32
Portfolio turnover                                      21             14           73          126          143          134
Net assets at end of period (000 Omitted)          $27,188        $27,529      $35,768      $44,692      $63,609     $110,096
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                           YEARS ENDED 2/28 AND 2/29
                                                     ENDED       -----------------------------------------------------------------
CLASS I                                            8/31/07           2007         2006         2005         2004              2003
                                               (UNAUDITED)
Net asset value, beginning of period                 $9.48          $9.47        $9.65        $9.84       $10.03             $9.73
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.22          $0.42        $0.41        $0.39        $0.25             $0.33
  Net realized and unrealized gain (loss)
  on investments                                     (0.04)          0.04        (0.17)       (0.19)       (0.00)(g)(w)       0.51
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.18          $0.46        $0.24        $0.20        $0.25             $0.84
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.23)        $(0.45)      $(0.42)      $(0.39)      $(0.44)           $(0.54)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.43          $9.48        $9.47        $9.65        $9.84            $10.03
----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.94(n)        5.01         2.54         2.14         2.55              8.92
----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.60(a)        0.63         0.65         0.60         0.67              0.63
Expenses after expense reductions (f)                 0.50(a)        0.53         0.55         0.50         0.62              0.58
Net investment income                                 4.69(a)        4.54         4.34         4.09         2.57              3.64
Portfolio turnover                                      21             14           73          126          143               134
Net assets at end of period (000 Omitted)         $455,744       $432,536     $359,623     $279,080     $168,124           $33,682
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS                     YEARS ENDED 2/28 AND 2/29
                                                     ENDED       -----------------------------------------------------
CLASS R                                            8/31/07         2007        2006       2005       2004      2003(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $9.48        $9.47       $9.65      $9.84     $10.03       $10.03
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.20        $0.38       $0.36      $0.34      $0.18        $0.16
  Net realized and unrealized gain (loss)
  on investments                                     (0.04)        0.03       (0.17)     (0.18)      0.02(g)     (0.08)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.16        $0.41       $0.19      $0.16      $0.20        $0.08
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.21)      $(0.40)     $(0.37)    $(0.35)    $(0.39)      $(0.08)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.43        $9.48       $9.47      $9.65      $9.84       $10.03
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.69(n)      4.49        2.03       1.63       2.05         0.78(n)
----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.10(a)      1.14        1.15       1.11       1.19         1.13(a)
Expenses after expense reductions (f)                 1.00(a)      1.03        1.05       1.01       1.14         1.08(a)
Net investment income                                 4.19(a)      4.03        3.76       3.64       1.87         3.04(a)
Portfolio turnover                                      21           14          73        126        143          134
Net assets at end of period (000 Omitted)           $6,066       $9,995     $11,751     $9,411     $6,188          $79
----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS        YEARS ENDED 2/28
                                                     ENDED       ------------------
CLASS R1                                           8/31/07         2007     2006(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $9.48        $9.46       $9.57
-----------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------
  Net investment income (d)                          $0.17        $0.32       $0.29
  Net realized and unrealized gain (loss)
  on investments                                     (0.05)        0.05       (0.12)(g)
-----------------------------------------------------------------------------------
Total from investment operations                     $0.12        $0.37       $0.17
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------
  From net investment income                        $(0.18)      $(0.35)     $(0.28)
-----------------------------------------------------------------------------------
Net asset value, end of period                       $9.42        $9.48       $9.46
-----------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.28(n)      3.98        1.82(n)
-----------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.71(a)      1.82        1.85(a)
Expenses after expense reductions (f)                 1.60(a)      1.62        1.68(a)
Net investment income                                 3.59(a)      3.45        3.25(a)
Portfolio turnover                                      21           14          73
Net assets at end of period (000 Omitted)           $1,646         $586        $192
-----------------------------------------------------------------------------------


                                                SIX MONTHS        YEARS ENDED 2/28
                                                     ENDED       ------------------
CLASS R2                                           8/31/07         2007     2006(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $9.47        $9.46       $9.57
-----------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------
  Net investment income (d)                          $0.19        $0.35       $0.31
  Net realized and unrealized gain (loss)
  on investments                                     (0.04)        0.04       (0.11)(g)
-----------------------------------------------------------------------------------
Total from investment operations                     $0.15        $0.39       $0.20
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------
  From net investment income                        $(0.20)      $(0.38)     $(0.31)
-----------------------------------------------------------------------------------
Net asset value, end of period                       $9.42        $9.47       $9.46
-----------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.56(n)      4.23        2.13(n)
-----------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.38(a)      1.52        1.55(a)
Expenses after expense reductions (f)                 1.25(a)      1.27        1.34(a)
Net investment income                                 3.96(a)      3.80        3.60(a)
Portfolio turnover                                      21           14          73
Net assets at end of period (000 Omitted)             $846       $1,239        $358
-----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS               YEARS ENDED 2/28 AND 2/29
                                                     ENDED       ----------------------------------------
CLASS R3                                           8/31/07         2007        2006       2005    2004(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $9.48        $9.47       $9.65      $9.84      $9.69
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.19        $0.37       $0.35      $0.38      $0.02
  Net realized and unrealized gain (loss)
  on investments                                     (0.05)        0.03       (0.18)     (0.25)      0.23(g)
---------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.14        $0.40       $0.17      $0.13      $0.25
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.20)      $(0.39)     $(0.35)    $(0.32)    $(0.10)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.42        $9.48       $9.47      $9.65      $9.84
---------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.51(n)      4.34        1.82       1.38       2.58(n)
---------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.26(a)      1.37        1.40       1.36       1.42(a)
Expenses after expense reductions (f)                 1.15(a)      1.17        1.24       1.26       1.37(a)
Net investment income                                 4.03(a)      3.89        3.64       3.99       0.72(a)
Portfolio turnover                                      21           14          73        126        143
Net assets at end of period (000 Omitted)           $5,969       $3,928      $1,392       $422        $41
---------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                SIX MONTHS        YEARS ENDED 2/28
                                                     ENDED       ------------------
CLASS R4                                           8/31/07         2007     2006(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $9.48        $9.48       $9.58
-----------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------
  Net investment income (d)                          $0.20        $0.39       $0.36
  Net realized and unrealized gain (loss)
  on investments                                     (0.04)        0.02       (0.11)(g)
-----------------------------------------------------------------------------------
Total from investment operations                     $0.16        $0.41       $0.25
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------
  From net investment income                        $(0.21)      $(0.41)     $(0.35)
-----------------------------------------------------------------------------------
Net asset value, end of period                       $9.43        $9.48       $9.48
-----------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.74(n)      4.49        2.64(n)
-----------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.00(a)      1.02        1.05(a)
Expenses after expense reductions (f)                 0.90(a)      0.92        0.95(a)
Net investment income                                 4.29(a)      4.15        4.02(a)
Portfolio turnover                                      21           14          73
Net assets at end of period (000 Omitted)          $11,769       $8,108      $1,305
-----------------------------------------------------------------------------------

Financial Highlights - continued

                                                SIX MONTHS        YEARS ENDED 2/28
                                                     ENDED       ------------------
CLASS R5                                           8/31/07         2007     2006(i)
                                               (UNAUDITED)
Net asset value, beginning of period                 $9.51        $9.47       $9.58
-----------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------
  Net investment income (d)                          $0.21        $0.42       $0.37
  Net realized and unrealized gain (loss)
  on investments                                     (0.06)        0.06       (0.10)(g)
-----------------------------------------------------------------------------------
Total from investment operations                     $0.15        $0.48       $0.27
-----------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------
  From net investment income                        $(0.23)      $(0.44)     $(0.38)
-----------------------------------------------------------------------------------
Net asset value, end of period                       $9.43        $9.51       $9.47
-----------------------------------------------------------------------------------
Total return (%) (r)(s)                               1.57(n)      5.24        2.81(n)
-----------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.70(a)      0.73        0.75(a)
Expenses after expense reductions (f)                 0.60(a)      0.63        0.65(a)
Net investment income                                 4.54(a)      4.44        4.20(a)
Portfolio turnover                                      21           14          73
Net assets at end of period (000 Omitted)           $2,748          $54         $51
-----------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October
    31, 2003 (Class R3), April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Government Securities Fund (the fund) is a series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended August 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end.

                                                                  2/28/07
          Ordinary income (including any
          short-term capital gains)                           $61,071,655

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 8/31/07

          Cost of investments                              $1,331,274,447
          ---------------------------------------------------------------
          Gross appreciation                                  $10,275,567
          Gross depreciation                                  (19,238,593)
          ---------------------------------------------------------------
          Net unrealized appreciation (depreciation)          $(8,963,026)

          AS OF 2/28/07

          Undistributed ordinary income                        $6,756,987
          Capital loss carryforwards                          (60,854,630)
          Post-October capital loss deferral                   (1,666,723)
          Other temporary differences                          (5,633,750)
          Net unrealized appreciation (depreciation)          (15,730,459)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of February 28, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                 2/29/08                     $(15,270,459)
                 2/28/09                       (3,477,230)
                 2/28/11                      (11,527,172)
                 2/29/12                       (5,729,829)
                 2/28/13                      (11,095,767)
                 2/28/14                       (6,955,037)
                 2/28/15                       (6,799,136)
                 ----------------------------------------
                 Total                       $(60,854,630)

The availability of a portion of the capital loss carryforwards, which were acquired on November 19, 2004 in connection with the MFS Government Mortgage Fund merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended August 31, 2007, this waiver amounted to $667,157 and is reflected as a reduction of total expenses in the Statement of Operations.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund's average daily net assets.


CLASS A    CLASS B    CLASS C    CLASS I    CLASS R    CLASS R1    CLASS R2    CLASS R3    CLASS R4    CLASS R5

 0.80%      1.55%      1.55%      0.55%      1.05%       1.65%       1.30%       1.20%       0.95%       0.65%

This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the six months ended August 31, 2007, the fund's actual operating expense did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,786 and $9 for the six months ended August 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                    TOTAL         ANNUAL      DISTRIBUTION
                             DISTRIBUTION       SERVICE      DISTRIBUTION      EFFECTIVE       AND SERVICE
                                 FEE RATE      FEE RATE           PLAN (d)      RATE (e)               FEE
Class A                             0.10%         0.25%             0.35%          0.25%          $900,225
Class B                             0.75%         0.25%             1.00%          1.00%           559,184
Class C                             0.75%         0.25%             1.00%          1.00%           134,924
Class R                             0.25%         0.25%             0.50%          0.50%            21,140
Class R1                            0.50%         0.25%             0.75%          0.75%             4,565
Class R2                            0.25%         0.25%             0.50%          0.50%             3,452
Class R3                            0.25%         0.25%             0.50%          0.50%            11,216
Class R4                               --         0.25%             0.25%          0.25%            12,094
Class 529A                          0.25%         0.25%             0.50%          0.35%                74
Class 529B                          0.75%         0.25%             1.00%          1.00%               193
Class 529C                          0.75%         0.25%             1.00%          1.00%               128
----------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                             $1,647,195

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended August 31, 2007 based on each class' average daily net assets. Payment of the 0.10% annual
    Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A distribution fee was being paid prior to the closure of the share class.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended August 31, 2007, were as follows:

                                                 AMOUNT

          Class A                                $5,853
          Class B                               $79,984
          Class C                                $1,992

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007. Program manager fees for the six months ended August 31, 2007, were as follows:

                                                 AMOUNT

          Class 529A                                $53
          Class 529B                                 48
          Class 529C                                 32
          ---------------------------------------------
          Total Program Manager Fees               $133

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended August 31,2007, the fee was $322,079, which equated to 0.0483% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended August 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $571,194. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended August 31, 2007, the fund did not incur any expenses under this agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended August 31, 2007 was equivalent to an annual effective rate of 0.0176% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended August 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                          BEGINNING OF                      ANNUAL
                        PERIOD THROUGH      EFFECTIVE    EFFECTIVE        TOTAL
                               3/31/07        4/01/07     RATE (g)       AMOUNT

Class R1                         0.45%          0.35%        0.35%       $2,193
Class R2                         0.40%          0.25%        0.25%        1,888
Class R3                         0.25%          0.15%        0.15%        3,705
Class R4                         0.15%          0.15%        0.15%        7,257
Class R5                         0.10%          0.10%        0.10%          462
-------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                  $15,505

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the six months ended August 31, 2007, the waiver amounted to $565 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $3,904. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $1,490. Both amounts are included in independent trustees' compensation for the six months ended August 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $129,144 at August 31, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended August 31, 2007, the fee paid to Tarantino LLC was $3,302. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,242, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES            SALES

U.S. government securities                        $218,834,546     $162,446,429
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $59,751,040     $131,007,871
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                           SIX MONTHS ENDED                     YEAR ENDED
                                                8/31/07                           2/28/07
                                       SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                            10,298,662       $96,414,855      11,285,264      $105,743,019
  Class B                               754,968         7,073,837       1,456,037        13,596,301
  Class C                               543,634         5,121,698         451,650         4,244,843
  Class I                             3,294,976        30,836,613       7,108,258        66,709,361
  Class R                               212,999         2,001,402         438,726         4,110,964
  Class R1                              157,398         1,481,615         107,909         1,010,776
  Class R2                               98,405           925,171         178,491         1,672,669
  Class R3                              425,770         3,980,771         566,006         5,301,972
  Class R4                              735,327         6,888,263       1,323,023        12,405,415
  Class R5                              340,158         3,206,013              --                --
  Class 529A (c)                             --                --           5,924            55,565
  Class 529B (c)                             --                --           1,011             9,420
  Class 529C (c)                             --                --             874             8,240
---------------------------------------------------------------------------------------------------
                                     16,862,297      $157,930,238      22,923,173      $214,868,545

Shares issued to shareholders in
reinvestment of distributions
  Class A                             1,267,226       $11,903,259       2,638,948       $24,744,925
  Class B                               193,434         1,815,319         479,290         4,484,566
  Class C                                43,723           411,974          95,876           901,006
  Class I                             1,151,131        10,810,301       1,999,288        18,748,667
  Class R                                17,062           160,320          46,568           436,339
  Class R1                                2,123            19,893           1,451            13,630
  Class R2                                2,967            27,793           3,276            30,732
  Class R3                                9,274            87,008          11,854           111,221
  Class R4                               20,860           195,720          22,714           213,544
  Class R5                                1,770            16,592             261             2,443
  Class 529A (c)                             93               883           1,633            15,282
  Class 529B (c)                             73               695           1,418            13,272
  Class 529C (c)                             47               447             828             7,787
---------------------------------------------------------------------------------------------------
                                      2,709,783       $25,450,204       5,303,405       $49,723,414

Shares reacquired
  Class A                           (13,083,643)    $(122,580,497)    (24,024,930)    $(224,930,513)
  Class B                            (3,258,883)      (30,514,664)     (7,334,208)      (68,583,138)
  Class C                              (607,021)       (5,703,641)     (1,418,028)      (13,309,913)
  Class I                            (1,727,999)      (16,217,621)     (1,458,523)      (13,641,690)
  Class R                              (641,141)       (5,976,646)       (671,979)       (6,303,837)
  Class R1                              (46,614)         (437,482)        (67,787)         (635,778)
  Class R2                             (142,259)       (1,331,609)        (88,895)         (834,531)
  Class R3                             (216,021)       (2,031,267)       (310,344)       (2,910,384)
  Class R4                             (363,052)       (3,425,826)       (628,599)       (5,914,599)
  Class R5                              (56,258)         (526,227)             --                --
  Class 529A (c)                        (38,970)         (369,664)        (11,040)         (102,491)
  Class 529B (c)                        (35,666)         (338,234)        (12,793)         (119,862)
  Class 529C (c)                        (23,234)         (221,360)         (3,286)          (30,672)
---------------------------------------------------------------------------------------------------
                                    (20,240,761)    $(189,674,738)    (36,030,412)    $(337,317,408)

Net change
  Class A                            (1,517,755)     $(14,262,383)    (10,100,718)     $(94,442,569)
  Class B                            (2,310,481)      (21,625,508)     (5,398,881)      (50,502,271)
  Class C                               (19,664)         (169,969)       (870,502)       (8,164,064)
  Class I                             2,718,108        25,429,293       7,649,023        71,816,338
  Class R                              (411,080)       (3,814,924)       (186,685)       (1,756,534)
  Class R1                              112,907         1,064,026          41,573           388,628
  Class R2                              (40,887)         (378,645)         92,872           868,870
  Class R3                              219,023         2,036,512         267,516         2,502,809
  Class R4                              393,135         3,658,157         717,138         6,704,360
  Class R5                              285,670         2,696,378             261             2,443
  Class 529A (c)                        (38,877)         (368,781)         (3,483)          (31,644)
  Class 529B (c)                        (35,593)         (337,539)        (10,364)          (97,170)
  Class 529C (c)                        (23,187)         (220,913)         (1,584)          (14,645)
---------------------------------------------------------------------------------------------------
                                       (668,681)      $(6,294,296)     (7,803,834)     $(72,725,449)

(c) Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund and MFS Moderate Allocation Fund were the owners of record of approximately 6%, 11%, and 17% respectively, of the value of outstanding voting shares.

In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime Retirement Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended August 31, 2007, the fund's commitment fee and interest expense were $4,171 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended August 31,2007, is set forth below:

                           BEGINNING   ACQUISITIONS    DISPOSITIONS     ENDING
                          SHARES/PAR    SHARES/PAR      SHARES/PAR    SHARES/PAR
AFFILIATE                   AMOUNT        AMOUNT          AMOUNT        AMOUNT

MFS Institutional Money
Market Portfolio              --        220,831,113    (163,638,065)  57,193,048

                                        CAPITAL GAIN
                                       DISTRIBUTIONS
                                            FROM
                           REALIZED      UNDERLYING      DIVIDEND       ENDING
AFFILIATE                GAIN (LOSS)       FUNDS          INCOME        VALUE

MFS Institutional Money
Market Portfolio              --             --          $552,682    $57,193,048

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction and expense limitation), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction and the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XIII
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.